Debt and borrowings (Details) - Schedule of cash flows arising from financing activities - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Jan. 03, 2021
Long-term debt and borrowings [Member]
Debt and borrowings (Details) - Schedule of cash flows arising from financing activities [Line Items]
Balances at beginning		$ 1,482,276	$ 583,639	$ 666,806
Changes that represent cash flows - Loans obtained		5,818,705	1,520,000	1,712,207
Restricted cash			42,915	(42,915)	[1]
Payments		(1,120,025)	(646,716)	(1,757,112)
Changes that do not represent cash flows:
Control obtained over subsidiaries			177
Amortization of bond issuance cost		3,285	1,192
Amortization of Long term debt- Syndicated Credit Line		22,737
Amortization of commissions and debt issuance cost				4,653
Balances at ending		6,118,256	1,482,276	583,639
Changes that represent cash flows -
Bond issuance costs		(88,722)	(18,931)
Interest payable [Member]
Debt and borrowings (Details) - Schedule of cash flows arising from financing activities [Line Items]
Balances at beginning		28,109	3,323	10,907
Restricted cash	[1]
Payments		(502,847)	(49,123)	(121,297)
Changes that do not represent cash flows:
Interest expense		505,157	73,909	80,253
Borrowing costs capitalized on property, plant and equipment				33,460
Balances at ending		30,419	28,109	3,323
Derivative financial instruments, net [Member]
Debt and borrowings (Details) - Schedule of cash flows arising from financing activities [Line Items]
Balances at beginning		(28,193)	320,294	32,309
Restricted cash	[1]
Payments			(18,172)
Changes that do not represent cash flows:
Valuation effects of derivative financial instruments		43,522	(330,315)	287,985
Balances at ending		$ 15,329	$ (28,193)	$ 320,294

[1]	Balances in column “Long-term debt” in the table above, are netted with restricted cash balances on 2020 period.